FIXED INCOME FUND (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Schedule of Fixed Income Fund Investments in Savings Plan Master Trust
Fixed Income Fund investments in the Savings Plan Master Trust as of December 31, 2025 and 2024 were as follows:

(Dollars in Thousands)	2025	2024
Total Synthetic Guaranteed Investment Contracts, at Contract Value	$295,677	$359,134

Collective Trust Funds:
Galliard Stable Return Fund E, at Fair Value	13,640	15,411
SEI Short-Term Investment Fund II, at Fair Value	6,091	5,934
Total Fixed Income Fund Investments	$315,408	$380,479